Related Party Transactions (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions [abstract]
Salaries, bonus and allowances	$ 749	$ 887	$ 1,269
Employer's contribution to CPF	45	55	81
Employee share option expense	$ 334	$ 1,812	$ 1,868